Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harbor Funds
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement [Text Block]	hf_SupplementTextBlock

Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2018

August 22, 2018

Harbor International Fund

The Board of Trustees of Harbor Funds appointed Marathon Asset Management LLP ("Marathon-London") to serve as the subadviser to Harbor International Fund (the "Fund") effective August 22, 2018 (the "Effective Date"). Marathon-London replaces Northern Cross, LLC ("Northern Cross") as subadviser to the Fund.

There is no change in the Fund's investment objective or management fees. Harbor Capital Advisors, Inc. and not the Fund pays the subadvisory fee to Marathon-London.

As of the Effective Date, the Fund's investment strategy under Marathon-London and information about Marathon-London and the portfolio managers at Marathon-London responsible for managing the assets of the Fund is as set forth below.

References to Marathon-London hereby replace all references to Northern Cross in the Prospectus.

Principal Investment Strategy

The following replaces the information in the "Principal Investment Strategy" section on page 1 of the Prospectus:

The Fund invests primarily (no less than 65% of its total assets under normal market conditions) in common and preferred stocks of foreign companies located principally in developed markets across Europe, Japan and Asia Pacific ex Japan.

The Subadviser's investment strategy focuses on identifying attractive long-term investment opportunities that can arise as a result of certain capital cycle, or supply-side, conditions. Capital cycle investing is based on the concept that the prospect of high returns will attract excessive capital and competition. The prospect of low returns will excessively depress new capital investments and discourage competition. The assessments of how management responds to the forces of the capital cycle through its capital allocation strategy and how it is incentivized are both critical to the investment outcome. While capital cycles are often observed at an industry level, particularly where the investment merits of an individual business are influenced by the rationality of actors within a given competitive ecosystem, they are first identified through bottom-up analysis at the company level. The Subadviser broadly characterizes investments within two opposite points of the capital cycle:

  High Return Phase: Investments in the top half of the capital cycle, where high rates of return within a business and/or industry are being attained, are often characterized as having intrinsic pricing power that allow them to fend off competition and excess capital that would otherwise be drawn to the prospects of high returns. These types of investments can also be characterized as having a consolidated industry market structure with high barriers to entry.
  Depressed Return Phase: Investments in the bottom half of the capital cycle, where rates of return have fallen to or below the cost of capital and where capital is being repelled as a result, are often characterized as contrarian, deep value investments where an improvement in the economic returns of a business are not accurately discounted by the broad market. A consolidating market structure, where supply and competition are removed, or a radical shift in management strategy, are often conditions leading to these types of investments.

The Subadviser uses fundamental, bottom-up qualitative analysis to evaluate businesses and the industry within which they operate. Research meetings with company management represent a significant aspect of the analysis conducted by the Subadviser. Companies that the Subadviser finds attractive include those that:

  Deploy capital effectively and efficiently
  Have high insider ownership and/or where company management are appropriately incentivized to focus on long-term results
  Operate in a monopolistic, oligopolistic or consolidating industry
  Show improving or high and sustainable returns on invested capital
  Generate attractive or improving free-cash-flow

Given the contrarian and long-term nature of the capital cycle, the Subadviser's investment strategy tends to result in a portfolio of investments that can differ significantly from the Fund's benchmark index, with average holding periods of seven years or more for individual company investments.

The Subadviser allocates responsibility for sourcing investment opportunities among its portfolio managers by regions of the world, with different portfolio managers responsible for each of Europe, Japan, and the Pacific Basin and emerging markets. Marathon-London maintains an aggregate portfolio that is broadly regionally neutral relative to the benchmark index. However, the portfolio also may have a modest exposure to emerging markets. All of the portfolio managers employ the capital cycle approach to investing across their respective regions in order to identify individual companies for investment. The investment ideas generated across each of the three regions are then combined into the Fund's overall portfolio. This results in an inherently diversified portfolio that generally maintains investments in between 350 and 450 companies.

Principal Risks

The following replaces the information in the "Principal Risks" section on page 2 of the Prospectus:

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:

Capital Cycle Risk: The Subadviser's assessment of the capital cycle for a particular industry or company may be incorrect. Investing in companies at inopportune phases of the capital cycle can result in the Fund purchasing company stock at pricing levels that are higher than the market dynamics would support and therefore subject the Fund to greater risk that the stock price would decline rather than increase over time.

Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.

Foreign Currency Risk: As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund's investments in foreign securities may also be subject to foreign withholding taxes.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer's stock.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Small and Mid Cap Risk: The Fund's performance may be more volatile because it may invest in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small and mid cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on large cap stocks.

Performance

Effective August 22, 2018, Marathon-London became the Fund's subadviser. Performance prior to that date is not attributable to Marathon-London.

Harbor International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock

Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2018

August 22, 2018

Harbor International Fund

The Board of Trustees of Harbor Funds appointed Marathon Asset Management LLP ("Marathon-London") to serve as the subadviser to Harbor International Fund (the "Fund") effective August 22, 2018 (the "Effective Date"). Marathon-London replaces Northern Cross, LLC ("Northern Cross") as subadviser to the Fund.

There is no change in the Fund's investment objective or management fees. Harbor Capital Advisors, Inc. and not the Fund pays the subadvisory fee to Marathon-London.

As of the Effective Date, the Fund's investment strategy under Marathon-London and information about Marathon-London and the portfolio managers at Marathon-London responsible for managing the assets of the Fund is as set forth below.

References to Marathon-London hereby replace all references to Northern Cross in the Prospectus.

Principal Investment Strategy

The following replaces the information in the "Principal Investment Strategy" section on page 1 of the Prospectus:

The Fund invests primarily (no less than 65% of its total assets under normal market conditions) in common and preferred stocks of foreign companies located principally in developed markets across Europe, Japan and Asia Pacific ex Japan.

The Subadviser's investment strategy focuses on identifying attractive long-term investment opportunities that can arise as a result of certain capital cycle, or supply-side, conditions. Capital cycle investing is based on the concept that the prospect of high returns will attract excessive capital and competition. The prospect of low returns will excessively depress new capital investments and discourage competition. The assessments of how management responds to the forces of the capital cycle through its capital allocation strategy and how it is incentivized are both critical to the investment outcome. While capital cycles are often observed at an industry level, particularly where the investment merits of an individual business are influenced by the rationality of actors within a given competitive ecosystem, they are first identified through bottom-up analysis at the company level. The Subadviser broadly characterizes investments within two opposite points of the capital cycle:

  High Return Phase: Investments in the top half of the capital cycle, where high rates of return within a business and/or industry are being attained, are often characterized as having intrinsic pricing power that allow them to fend off competition and excess capital that would otherwise be drawn to the prospects of high returns. These types of investments can also be characterized as having a consolidated industry market structure with high barriers to entry.
  Depressed Return Phase: Investments in the bottom half of the capital cycle, where rates of return have fallen to or below the cost of capital and where capital is being repelled as a result, are often characterized as contrarian, deep value investments where an improvement in the economic returns of a business are not accurately discounted by the broad market. A consolidating market structure, where supply and competition are removed, or a radical shift in management strategy, are often conditions leading to these types of investments.

The Subadviser uses fundamental, bottom-up qualitative analysis to evaluate businesses and the industry within which they operate. Research meetings with company management represent a significant aspect of the analysis conducted by the Subadviser. Companies that the Subadviser finds attractive include those that:

  Deploy capital effectively and efficiently
  Have high insider ownership and/or where company management are appropriately incentivized to focus on long-term results
  Operate in a monopolistic, oligopolistic or consolidating industry
  Show improving or high and sustainable returns on invested capital
  Generate attractive or improving free-cash-flow

Given the contrarian and long-term nature of the capital cycle, the Subadviser's investment strategy tends to result in a portfolio of investments that can differ significantly from the Fund's benchmark index, with average holding periods of seven years or more for individual company investments.

The Subadviser allocates responsibility for sourcing investment opportunities among its portfolio managers by regions of the world, with different portfolio managers responsible for each of Europe, Japan, and the Pacific Basin and emerging markets. Marathon-London maintains an aggregate portfolio that is broadly regionally neutral relative to the benchmark index. However, the portfolio also may have a modest exposure to emerging markets. All of the portfolio managers employ the capital cycle approach to investing across their respective regions in order to identify individual companies for investment. The investment ideas generated across each of the three regions are then combined into the Fund's overall portfolio. This results in an inherently diversified portfolio that generally maintains investments in between 350 and 450 companies.

Principal Risks

The following replaces the information in the "Principal Risks" section on page 2 of the Prospectus:

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:

Capital Cycle Risk: The Subadviser's assessment of the capital cycle for a particular industry or company may be incorrect. Investing in companies at inopportune phases of the capital cycle can result in the Fund purchasing company stock at pricing levels that are higher than the market dynamics would support and therefore subject the Fund to greater risk that the stock price would decline rather than increase over time.

Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.

Foreign Currency Risk: As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund's investments in foreign securities may also be subject to foreign withholding taxes.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer's stock.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Small and Mid Cap Risk: The Fund's performance may be more volatile because it may invest in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small and mid cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on large cap stocks.

Performance

Effective August 22, 2018, Marathon-London became the Fund's subadviser. Performance prior to that date is not attributable to Marathon-London.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily (no less than 65% of its total assets under normal market conditions) in common and preferred stocks of foreign companies located principally in developed markets across Europe, Japan and Asia Pacific ex Japan.

The Subadviser's investment strategy focuses on identifying attractive long-term investment opportunities that can arise as a result of certain capital cycle, or supply-side, conditions. Capital cycle investing is based on the concept that the prospect of high returns will attract excessive capital and competition. The prospect of low returns will excessively depress new capital investments and discourage competition. The assessments of how management responds to the forces of the capital cycle through its capital allocation strategy and how it is incentivized are both critical to the investment outcome. While capital cycles are often observed at an industry level, particularly where the investment merits of an individual business are influenced by the rationality of actors within a given competitive ecosystem, they are first identified through bottom-up analysis at the company level. The Subadviser broadly characterizes investments within two opposite points of the capital cycle:

  High Return Phase: Investments in the top half of the capital cycle, where high rates of return within a business and/or industry are being attained, are often characterized as having intrinsic pricing power that allow them to fend off competition and excess capital that would otherwise be drawn to the prospects of high returns. These types of investments can also be characterized as having a consolidated industry market structure with high barriers to entry.
  Depressed Return Phase: Investments in the bottom half of the capital cycle, where rates of return have fallen to or below the cost of capital and where capital is being repelled as a result, are often characterized as contrarian, deep value investments where an improvement in the economic returns of a business are not accurately discounted by the broad market. A consolidating market structure, where supply and competition are removed, or a radical shift in management strategy, are often conditions leading to these types of investments.

The Subadviser uses fundamental, bottom-up qualitative analysis to evaluate businesses and the industry within which they operate. Research meetings with company management represent a significant aspect of the analysis conducted by the Subadviser. Companies that the Subadviser finds attractive include those that:

  Deploy capital effectively and efficiently
  Have high insider ownership and/or where company management are appropriately incentivized to focus on long-term results
  Operate in a monopolistic, oligopolistic or consolidating industry
  Show improving or high and sustainable returns on invested capital
  Generate attractive or improving free-cash-flow

Given the contrarian and long-term nature of the capital cycle, the Subadviser's investment strategy tends to result in a portfolio of investments that can differ significantly from the Fund's benchmark index, with average holding periods of seven years or more for individual company investments.

The Subadviser allocates responsibility for sourcing investment opportunities among its portfolio managers by regions of the world, with different portfolio managers responsible for each of Europe, Japan, and the Pacific Basin and emerging markets. Marathon-London maintains an aggregate portfolio that is broadly regionally neutral relative to the benchmark index. However, the portfolio also may have a modest exposure to emerging markets. All of the portfolio managers employ the capital cycle approach to investing across their respective regions in order to identify individual companies for investment. The investment ideas generated across each of the three regions are then combined into the Fund's overall portfolio. This results in an inherently diversified portfolio that generally maintains investments in between 350 and 450 companies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:

Capital Cycle Risk: The Subadviser's assessment of the capital cycle for a particular industry or company may be incorrect. Investing in companies at inopportune phases of the capital cycle can result in the Fund purchasing company stock at pricing levels that are higher than the market dynamics would support and therefore subject the Fund to greater risk that the stock price would decline rather than increase over time.

Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.

Foreign Currency Risk: As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund's investments in foreign securities may also be subject to foreign withholding taxes.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer's stock.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Small and Mid Cap Risk: The Fund's performance may be more volatile because it may invest in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small and mid cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on large cap stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance